Loan Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Loan Receivable, Net [Abstract]
Schedule of Loan receivable, net	Loan receivable, net consisted of the following:
	As of March 31,
	2026	2025
Loan receivable	$—	$128,536
Less: allowance for expected credit loss	—	(1,355)
	$—	$127,181

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$1,355	$—
(Reversal)/Provision	(1,351)	1,353
Exchange difference	(4)	2
Balance at end of the year	$—	$1,355